Income Taxes	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Income Taxes

12. Income Taxes

The components of loss before income taxes are as follows:

	Years ended December 31,
	2023	2022
United States	$(15,570)	$(18,886)
International	(11)	(30)
Loss before income taxes	$(15,581)	$(18,916)

The components of current income tax expense are as follows:

	Years ended December 31,
	2023	2022
Federal	$-	$-
State	-	1
Foreign	-	-
Total income tax expense	$-	$1

A reconciliation of the expected tax computed at the U.S. statutory federal income tax rate to the total provision for income taxes for the years ended December 31, 2023 and 2022 is as follows:

	Years ended December 31,
	2023	2022
Statutory rate	(21)%	(21)%
State taxes, net of federal benefit	(7)%	(7)%
Non-deductible differences	3%	1%
Change in valuation allowance	25%	27%
Provision for taxes	-	-

Significant components of the Company’s net deferred tax assets at December 31, 2023 and 2022 are as follows:

	Years ended December 31,
	2023	2022
Deferred tax assets:
Net operating loss carryforwards	$9,504	$7,001
Credit carryforwards	220	109
Fixed assets	52	-
Accruals and reserves	111	126
Stock-based compensation	1,802	843
Intangibles	220	244
Operating lease liability	188	254
Capitalized research and development	514	274
Total deferred tax assets	12,611	8,851
Valuation allowance	(12,433)	(8,564)
Net deferred tax assets	178	287
Deferred tax liabilities:
Fixed assets	-	(44)
Operating lease right of use	(178)	(243)
Total deferred tax liabilities	(178)	(287)
Net deferred tax assets	$-	-

In assessing the realizability of deferred tax assets at December 31, 2023, management considered whether it is more likely than not that some portion or all of the deferred tax assets will be realized, and determined that a valuation allowance was required for those deferred tax assets that are not expected to provide future tax benefits. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible.

At December 31, 2023, the Company has available net operating loss carryforwards of approximately $33,866 for federal income tax purposes, of which approximately $33,644 was generated after 2017 and can be carried forward indefinitely under the Tax Cuts and Jobs Act. The remaining federal net operating loss of approximately $222, which was generated prior to 2018, will start to expire in 2034 if not utilized.

At December 31, 2023, the net operating loss carryforwards for state purposes are approximately $32,147 and will begin to expire in 2032 if not utilized. In addition, the Company had foreign net operating loss carryforwards of approximately $1,378 at December 31, 2023 that will start to expire in 2024 if not utilized.

The Company had credit carryforwards of approximately $214 for federal income tax purposes. The federal tax credits will begin to expire in 2041.

The Company also had credit carryforwards of approximately $101 for California income tax purposes. These credits have no expiration.

The Company has not completed a study to determine whether any ownership change per the provisions of Section 382 of the Internal Revenue Code of 1986, as amended, as well as similar state provisions, has occurred. Utilization of the Company’s net operating loss and income tax credit carryforwards may be subject to a substantial annual limitation due to ownership changes that may have occurred or that could occur in the future. These ownership changes may limit the amount of the net operating loss and income tax credit carryover that can be utilized annually to offset future taxable income. In general, an “ownership change” as defined by Section 382 of the Code results from a transaction or series of transactions over a three-year period resulting in an ownership change of more than 50 percentage points of the outstanding stock of a company by certain stockholders.

Uncertain tax positions

In accordance with authoritative guidance, the impact of an uncertain income tax position on the income tax return must be recognized at the largest amount that is more likely than not to be sustained upon audit by the relevant taxing authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. The following shows the changes in the gross amount of recognized tax benefits:

	Years ended December 31,
	2023	2022
Unrecognized tax benefits, beginning of year	$38	$-
Increases related to prior year tax positions	5	12
Decreases related to prior year tax positions	-	-
Increases related to current year tax positions	36	26
Unrecognized tax benefits, end of year	$79	$38

The Company recognizes interest and penalties related to unrecognized tax positions within the income tax expense line in the accompanying consolidated statements of operations and comprehensive loss. The Company does not anticipate that its total unrecognized tax benefits will significantly change due to settlement of examination or the expiration of statute of limitations during the next 12 months. Due to the full valuation allowance at December 31, 2023, current adjustments to the unrecognized tax benefit will have no impact on our effective income tax rate.

The Company currently has no federal or state tax examinations in progress nor has it had any federal or state tax examinations since its inception. As a result of the Company’s net operating loss and credit carryforwards, all of its years are subject to federal and state examination.